Investments in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Investments in associates	€ 3,402	€ 2,847	€ 2,892
Regeneron Pharmaceuticals, Inc. [member]
Disclosure of transactions between related parties [line items]
Proportion of voting rights held in associate	21.70%
Investments in associates	€ 3,055	2,496	2,550
Onduo LLC [member]
Disclosure of transactions between related parties [line items]
Proportion of voting rights held in associate	50.00%
Investments in associates	€ 108	141	181
Infraserv Gmbh and Co Hochst KG [member]
Disclosure of transactions between related parties [line items]
Proportion of voting rights held in associate	31.20%
Investments in associates	€ 73	73	79
Entities and companies managed by Bristol Mayers Squibb [member]
Disclosure of transactions between related parties [line items]
Proportion of voting rights held in associate	49.90%
Investments in associates	€ 40	38	44
Other investments [member]
Disclosure of transactions between related parties [line items]
Investments in associates	€ 126	€ 99	€ 38